Summary of Significant Accounting Policies - Summary of Common Stock Issued and Outstanding (Details) - shares	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares issued	68,492,482
Common stock, shares outstanding	56,904,982
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares issued	9,926,658	0
Common stock, shares outstanding	8,339,158	0
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class V voting stock
Class of Stock [Line Items]
Common stock, shares issued	58,565,824
Common stock, shares outstanding	48,565,824